ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current:
Accounts receivables	$ 402	$ 345
Prepayments & other assets	46	49
Total current	448	394
Non-current:
Other assets	15	101
Total non-current	15	101
Brazil
Current:
Accounts receivables	$ 210	$ 185